Other Equity Instruments - Summary of Coupon Details - Perpetual Cumulative Subordinated Bonds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other equity instruments [line items]
Borrowings	€ 4,051	€ 9,661
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	1,226	1,266
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Borrowings	454	454	€ 454
Perpetual cumulative subordinated bonds [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 454	454
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.506%
Borrowings original currency	EUR
Coupon date	Annually, June 8
Year of next call	2025
Borrowings	€ 114	114	114
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.506%
Borrowings original currency	EUR
Coupon date	Annually, June 8
Year of next call	2025
Borrowings	€ 114	114
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.425%
Borrowings original currency	EUR
Coupon date	Annually, October 14
Year of next call	2028
Borrowings	€ 136	136	136
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.425%
Borrowings original currency	EUR
Coupon date	Annually, October 14
Year of next call	2028
Borrowings	€ 136	136
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	0.496%
Borrowings original currency	EUR
Coupon date	Annually, March 4
Year of next call	2031
Borrowings	€ 203	203	€ 203
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	0.496%
Borrowings original currency	EUR
Coupon date	Annually, March 4
Year of next call	2031
Borrowings	€ 203	€ 203